Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation Expense

Stock-based compensation expense is classified in the consolidated statements of operations and comprehensive (loss) income as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands)
Research and development	$160	$448	$104	$695
General and administrative	145	241	106	1,124

Total	$305	$689	$210	$1,819

Assumptions Used in Calculating Options Granted

value of stock option awards. Key assumptions used in this pricing model on the date of grant for options granted to employees are as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Risk-free interest rate	2.0%	0.7%	0.7%	0.9%
Expected life of options	6.0 years	6.0 years	6.0 years	6.0 years
Expected volatility of underlying stock	100.0%	98.9%	98.8%	94.7%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2012 and the nine months ended September 30, 2013:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
				(in thousands)
Outstanding at December 31, 2011	2,795,402	$0.51
Granted	766,297	2.34
Exercised	(15,800)	0.48
Forfeited or expired	(53,205)	0.57

Outstanding at December 31, 2012	3,492,694	$0.90	7.4	$9,211

Exercisable at December 31, 2012	2,236,152	$0.66	6.8	$6,457

Granted (unaudited)	1,483,328	7.51
Exercised (unaudited)	(177,212)	0.97
Forfeited or expired (unaudited)	(25,780)	2.74

Outstanding at September 30, 2013 (unaudited)	4,773,030	$2.94	7.7	$176,875

Exercisable at September 30, 2013 (unaudited)	2,557,179	$0.70	6.7	$100,489

Restricted Stock Activity

The following is a summary of restricted stock activity for the year ended December 31, 2012 and the nine months ended September 30, 2013:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2011	31,638	$0.27
Granted	33,333	0.60
Vested	(42,748)	0.36

Outstanding as of December 31, 2012	22,223	$0.60

Vested (unaudited)	(12,501)	0.60

Outstanding as of September 30, 2013 (unaudited)	9,722	$0.60